N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Nov. 06, 2026
Amendment Flag	false
C000054147 [Member] | C000010864 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Focused U.S. Research Fund
Current Expenses [Percent]	0.88%